Supplemental Cash Flow Information - Details of Changes in Working Capital and Other Items (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Changes In Working Capital And Other Items [abstract]
Trade and other receivables	$ (83)	$ (28)
Prepaid expenses and other current assets	51	(2)
Other financial assets		42
Payables, accruals and provisions	(166)	(137)
Deferred revenue	74	75
Other financial liabilities		(42)
Income taxes	642	146
Other	(61)	(46)
Total	$ 457	$ 8